Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of Employee Information
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Production	3,043	3,308	2,915
Administration, distribution & sales	1,647	1,448	1,510
Total number of employees	4,690	4,756	4,425

Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Wages and salaries	276.4	250.4	240.6
Social security costs	49.2	45.2	46.0
Other pension costs	14.6	13.0	13.1
Total payroll costs	340.2	308.6	299.7

Disclosure of number and weighted average exercise prices of share options	management team (the “Management Share Awards”) as of the following four award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	Total
Number of awards outstanding at January 1, 2020	2,965,514	838,123	548,900	166,427	—	4,518,964
New awards granted in the period	—	—	—	—	761,979	761,979
Awards vested and issued in the period	(1,910,561)	—	(42,825)	—	—	(1,953,386)
Forfeitures in the period	(13,000)	(18,250)	(59,500)	(6,866)	(51,541)	(149,157)
Number of awards outstanding at December 31, 2020	1,041,953	819,873	446,575	159,561	710,438	3,178,400

Inputs and assumptions underlying the Monte Carlo Model

	January 1, 2016 award	January 1, 2017 award	January 1, 2018 award	January 1, 2019 award	January 1, 2020 award
Grant date price	$16.72	$16.72	$16.72	$20.15	$22.37
Exercise price	$—	$—	$—	$—	$—
Expected life of restricted share	1.00 - 2.00 years	2.00 years	1.50 - 4.00 years	4.00 years	4.00 years
Expected volatility of the share price	22.6%	22.6%	22.7%	24.0%	24.4%
Dividend yield expected	—%	—%	—%	—%	—%
Risk free rate	2.65%	2.65%	2.55%	1.33%	1.70%
Employee exit rate	6.0%	14.0%	14.0%	14.0%	27.3%
EBITDA Performance Target Condition	93.0%	72.0%	35.0%	35.0%	35.0%